additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net change in non-cash operating working capital
Accounts receivable	$ (61)	$ (1)	$ 25	$ 24
Inventories	58	33	44	102
Contract assets	8	114	27	199
Prepaid expenses	5	52	(123)	5
Accounts payable and accrued liabilities	134	210	31	90
Income and other taxes receivable and payable, net	(5)	67	(85)	145
Advance billings and customer deposits	(2)	1	(4)	16
Provisions	(14)	(72)	(2)	(117)
Total	(123)	(404)	87	(464)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(753)	(693)	(1,335)	(1,295)
Intangible assets subject to amortization	(214)	(174)	(376)	(324)
Total	(967)	(867)	(1,711)	(1,619)
Additions arising from leases	55	110	113	192
Additions arising from non-monetary transactions	(1)	1	0	6
Capital expenditures	(913)	(756)	(1,598)	(1,421)
Other non-cash items included above
Change in associated non-cash investing working capital	142	62	77	(53)
Total	$ (771)	$ (694)	$ (1,521)	$ (1,474)